Provisions, income tax liabilities and other liabilities - Estimated Amounts of Employer's Contributions to Plan Assets (Details) - Year 1 € in Millions	12 Months Ended
Dec. 31, 2023 EUR (€)
Disclosure of fair value of plan assets [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	€ 86
France
Disclosure of fair value of plan assets [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	0
Germany
Disclosure of fair value of plan assets [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	0
US
Disclosure of fair value of plan assets [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	0
UK
Disclosure of fair value of plan assets [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	46
Other
Disclosure of fair value of plan assets [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	€ 40